Borrowings - Maturities of borrowings (Details) ¥ in Thousands	Jun. 30, 2025 JPY (¥)
Long-term Debt, Fiscal Year Maturity [Abstract]
2025 (remainder)	¥ 579,816
2026	95,952
2027	395,952
2028	93,422
2029	93,869
2030 and thereafter	89,355
Total	¥ 1,348,366